Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Line Items]
Net carrying amount	$ 4,245,378		$ 1,549
Restricted cash	2,198,786	2,192,015
Marketable equity securities	$ 4,980,098
Borrowings bear interest	19.50%
Secured Bank Loan [Member]
Borrowings [Line Items]
Bank loan was borrowed	1.20%
Net carrying amount	$ 4,221,256
Interest expense	26,365
Independent Third Party [Member]
Borrowings [Line Items]
Interest expense	$ 8,687